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                         [CELL GENESYS, INC. LETTERHEAD]

                                January 24, 2005



VIA FACSIMILE AND EDGAR

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Ms. Anne Nguyen

     RE: CELL GENESYS, INC. - AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-3 (COMMISSION FILE NO. 333-121732); ACCELERATION REQUEST

Dear Ms. Nguyen:

     Pursuant to Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended, Cell Genesys, Inc. (the "Company") hereby requests that the effective date of the above-referenced Registration Statement on Form S-3 (as amended, the "Registration Statement") be accelerated so that the Registration Statement may become effective at 4:00 p.m., Eastern Time, on January 26, 2005, or at such later time as the Company may request by telephone to the Commission. The Company hereby authorizes each of Herbert Fockler and Jeffrey Eisenberg of Wilson Sonsini Goodrich & Rosati, P.C., counsel for the Company, to make such request on our behalf.

     In connection with the acceleration request, the Company hereby acknowledges that:

          o should the commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the filing;

          o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and
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January 24, 2005
Page 2

          o the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please direct any questions or comments regarding this request for acceleration of effectiveness to Herbert Fockler and Jeffrey Eisenberg of Wilson Sonsini Goodrich & Rosati, P.C. via facsimile at (650) 493-6811 or by telephone at (650) 493-9300.

                                          Very truly yours,

                                          CELL GENESYS, INC.

                                          /s/ Matthew J. Pfeffer

                                          Matthew J. Pfeffer
                                          Chief Financial Officer

cc:   Wilson Sonsini Goodrich & Rosati